RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency sensitivity analysis
Exchange rate variation	16.70%	242.30%
Exchange rate variation	(16.70%)	(242.30%)
Increase in profit loss	$ 2,924,916	$ 195,011,215
Decrease in profit loss	(2,924,916)	(195,011,215)
Increase in equity	2,924,916	195,011,215
Decrease in equity	$ (2,924,916)	$ (195,011,215)
US Dollar
Foreign currency sensitivity analysis
Exchange rate variation	16.70%	242.30%
Exchange rate variation	(16.70%)	(242.30%)
Increase in profit loss	$ 2,699,071	$ 173,351,167
Decrease in profit loss	(2,699,071)	(173,351,167)
Increase in equity	2,699,071	173,351,167
Decrease in equity	$ (2,699,071)	$ (173,351,167)
Euro
Foreign currency sensitivity analysis
Exchange rate variation	16.70%	242.30%
Exchange rate variation	(16.70%)	(242.30%)
Increase in profit loss	$ (282,353)	$ 2,138,554
Decrease in profit loss	282,353	(2,138,554)
Increase in equity	(282,353)	2,138,554
Decrease in equity	$ 282,353	$ (2,138,554)
Other
Foreign currency sensitivity analysis
Exchange rate variation	16.70%	242.30%
Exchange rate variation	(16.70%)	(242.30%)
Increase in profit loss	$ 508,198	$ 19,521,494
Decrease in profit loss	(508,198)	(19,521,494)
Increase in equity	508,198	19,521,494
Decrease in equity	$ (508,198)	$ (19,521,494)